Related Party Transactions and Balances - Additional Information - Senior Unsecured Bonds (Details) - USD ($)		1 Months Ended
	Jul. 02, 2018	Jul. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Sep. 25, 2017	Jul. 01, 2016
Related Party Transaction [Line Items]
Due to affiliates (notes 11f and 11l)			$ 0	$ 163,037,000
Long-term debt			2,543,406,000	$ 2,533,961,000
Brookfield | Brookfield Promissory Note
Related Party Transaction [Line Items]
Early termination fee			12,000,000
Bonds | Five-Year Senior Unsecured Bonds Maturing July 2023
Related Party Transaction [Line Items]
Debt instrument, face amount	$ 700,000,000.0	$ 700,000,000
Debt instrument term (in years)	5 years	5 years
Interest rate, percentage	8.50%	8.50%
Subordinated debt | Brookfield Promissory Note
Related Party Transaction [Line Items]
Debt instrument, face amount					$ 200,000,000
Interest rate, percentage					10.00%
Due to affiliates (notes 11f and 11l)			168,500,000		$ 200,000,000	$ 200,000,000
Brookfield | Bonds | Five-Year Senior Unsecured Bonds Maturing July 2023
Related Party Transaction [Line Items]
Debt instrument, face amount	$ 500,000,000
Long-term debt			$ 475,000,000